Liabilities Collateralized by Pledges	3 Months Ended
Mar. 31, 2012
Liabilities Collateralized by Pledges [Abstract]
LIABILITIES COLLATERALIZED BY PLEDGES

NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES

Balance of liabilities collateralized by pledges is as follows:

	March 31, 2012	December 31, 2011
Long-term debt (including current maturities) (1)	$8,310	$14,904

(1)	Long-term debt primarily includes mortgages secured by facilities in the U.S.A.

For further discussion of collateralized assets see Note 13.